Goodwill and intangible assets, net - Goodwill rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, Beginning Balance	€ 490,590	€ 490,529
Foreign exchange translation	9	61
Impairment charge	(207,618)	0	€ 0
Disposals	(317)
Goodwill, Ending Balance	282,664	490,590	490,529
Developed Europe
Goodwill [Roll Forward]
Goodwill, Beginning Balance	215,310	215,283
Foreign exchange translation	(4)	27
Impairment charge	(17,568)
Disposals	(222)
Goodwill, Ending Balance	197,516	215,310	215,283
Americas
Goodwill [Roll Forward]
Goodwill, Beginning Balance	192,753	192,729
Foreign exchange translation	6	24
Impairment charge	(107,516)
Disposals	(95)
Goodwill, Ending Balance	85,148	192,753	192,729
Rest of World
Goodwill [Roll Forward]
Goodwill, Beginning Balance	82,527	82,517
Foreign exchange translation	7	10
Impairment charge	(82,534)
Disposals	0
Goodwill, Ending Balance	€ 0	€ 82,527	€ 82,517